Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥) Securities	Mar. 31, 2021 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 27,939,292	¥ 14,238,837
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	177,600	46,545
Available-for-sale debt securities, Fair value, 12 months or more	1,039,235	1,199,049
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	24,433	12,678
Available-for-sale debt securities, Fair value, Total	28,978,527	15,437,886
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 202,033	¥ 59,223
Available-for-sale debt securities, Number of securities | Securities	1,730	1,235
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 22,998,960	¥ 12,098,437
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	126,516	31,055
Available-for-sale debt securities, Fair value, 12 months or more	353,932	429,235
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	5,995	9,823
Available-for-sale debt securities, Fair value, Total	23,352,892	12,527,672
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 132,511	¥ 40,878
Available-for-sale debt securities, Number of securities | Securities	486	286
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 2,430,603	¥ 870,007
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	14,864	1,584
Available-for-sale debt securities, Fair value, 12 months or more	31,139	276,172
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	123	1,231
Available-for-sale debt securities, Fair value, Total	2,461,742	1,146,179
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 14,987	¥ 2,815
Available-for-sale debt securities, Number of securities | Securities	926	405
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 1,376,267	¥ 429,204
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	31,470	11,768
Available-for-sale debt securities, Fair value, 12 months or more	167,446	50,478
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	17,570	13
Available-for-sale debt securities, Fair value, Total	1,543,713	479,682
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 49,040	¥ 11,781
Available-for-sale debt securities, Number of securities | Securities	87	71
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 427,739	¥ 96,582
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	925	166
Available-for-sale debt securities, Fair value, 12 months or more	94,364	229,518
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	148	235
Available-for-sale debt securities, Fair value, Total	522,103	326,100
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1,073	¥ 401
Available-for-sale debt securities, Number of securities | Securities	173	120
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 178,857	¥ 378,351
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	58	577
Available-for-sale debt securities, Fair value, 12 months or more	391,265	139,214
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	590	474
Available-for-sale debt securities, Fair value, Total	570,122	517,565
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 648	¥ 1,051
Available-for-sale debt securities, Number of securities | Securities	12	218
Commercial mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months		¥ 36,633
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months		905
Available-for-sale debt securities, Fair value, 12 months or more		2,616
Available-for-sale debt securities, Gross unrealized losses, 12 months or more		7
Available-for-sale debt securities, Fair value, Total		39,249
Available-for-sale debt securities, Gross unrealized losses, Total		¥ 912
Available-for-sale debt securities, Number of securities | Securities		21
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 115,695	¥ 190,795
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	222	394
Available-for-sale debt securities, Fair value, 12 months or more	0	49,428
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	0	256
Available-for-sale debt securities, Fair value, Total	115,695	240,223
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 222	¥ 650
Available-for-sale debt securities, Number of securities | Securities	12	89
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 44,128	¥ 22,812
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	3,526	91
Available-for-sale debt securities, Fair value, 12 months or more	1,089	22,388
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	7	639
Available-for-sale debt securities, Fair value, Total	45,217	45,200
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 3,533	¥ 730
Available-for-sale debt securities, Number of securities | Securities	4	17
Commercial paper
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 367,043	¥ 116,016
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	19	5
Available-for-sale debt securities, Fair value, 12 months or more	0	0
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	0	0
Available-for-sale debt securities, Fair value, Total	367,043	116,016
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 19	¥ 5
Available-for-sale debt securities, Number of securities | Securities	30	8